DISCONTINUED OPERATIONS - Cash Flow Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Operating activities	$ 0.0	$ 0.4
Investing activities	0.0	261.6
Financing activities	0.0	(1.3)
Net cash flows provided by discontinued operations	$ 0.0	$ 260.7